LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS, NET
Schedule of breakdown of the categories of long-term investments held by the group

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Investments in equity method investees	436,344	360,965
Investments accounted for at fair value	660,112	1,014,400
Equity investments without readily determinable fair value using the NAV practical expedient	86,240	60,691
Equity investments without readily determinable fair value using the measurement alternative	43,746	41,377
Long-term time deposits	15,352,785	15,568,643
Held-to-maturity debt investments	1,729,602	1,808,331
Available-for-sale debt investments	5,262,159	4,935,699
Total long-term investments	23,570,988	23,790,106

Schedule of carrying amount and fair value of investments

		Gross	Gross
		unrealized	unrealized	Exchange
	Cost basis	gains	losses	adjustments	Fair value
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Marketable securities (i)	96,848	—	(69,035)	4,932	32,745
Unlisted equity securities and loan receivables measured at fair value (ii)	238,015	778	(161,126)	—	77,667
Wealth management products (iii)	537,500	12,200	—	—	549,700
Balance at December 31, 2023	872,363	12,978	(230,161)	4,932	660,112
Marketable securities (i)	96,848	—	(46,420)	5,736	56,164
Unlisted equity securities and loan receivables measured at fair value (ii)	233,088	—	(200,516)	—	32,572
Wealth management products (iii)	896,920	31,766	(3,028)	6	925,664
Balance at December 31, 2024	1,226,856	31,766	(249,964)	5,742	1,014,400

Schedule of carrying value of investment in private companies accounted for under measurement alternative

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Initial cost basis	839,296	829,938
Cumulated unrealized losses (including impairment)	(795,550)	(788,561)
Total carrying value	43,746	41,377

Schedule of long-term held-to-maturity debt securities

As of December 31, 2024
		Gross	Gross
	Cost or	unrecognized	unrecognized
	Amortized	holding	holding	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	1,808,331	—	(9,887)	1,798,444	246,386

Schedule of available-for-sale debt investments

As of December 31, 2024
	Cost or	Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Available-for-sale debt investments	5,079,742	—	(144,043)	4,935,699	676,188

Summary of the estimated fair value of available-for-sale debt investments with stated contractual dates classified by the contractual maturity date of the investments

	As of December 31,
	2023	2024
	RMB	RMB	US$

	(in thousands)
Expected to be redeemed by the issuer in 1 year to 2 years	5,262,159	4,935,699	676,188